Financing Arrangements Additional Information (Details) - USD ($)	Dec. 28, 2019	Dec. 29, 2018
Transfers and Servicing [Abstract]
Other liabilities, structured payables, current	$ 253,000,000	$ 267,000,000
Receivables derecognized under accounts receivable factoring programs	$ 0	$ 0